Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	$ 844.1	$ 653.2
Revenue-based royalties
Revenue
Revenue	266.7	197.9
Streams
Revenue
Revenue	490.8	371.7
Profit-based royalties
Revenue
Revenue	49.7	44.0
Other
Revenue
Revenue	36.9	39.6
Mining
Revenue
Revenue	728.2	567.1
Gold
Revenue
Revenue	545.8	435.8
Provisional price adjustment	0.3	1.3
Silver
Revenue
Revenue	83.2	78.2
Platinum-group metals
Revenue
Revenue	75.6	39.1
Provisional price adjustment	7.8	2.4
Other mining commodities
Revenue
Revenue	23.6	14.0
Energy
Revenue
Revenue	115.9	86.1
Latin American
Revenue
Revenue	369.2	268.3
United States
Revenue
Revenue	166.6	137.2
Canada
Revenue
Revenue	166.2	122.6
Rest of World
Revenue
Revenue	$ 142.1	$ 125.1